DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Short-Term Borrowings
Short-Term Borrowings

	2014		2013
In millions of dollars	Balance	Weighted average coupon	Balance	Weighted average coupon
Commercial paper
Significant Citibank entities(1)	$16,085	0.22%	$17,677	0.25%
Parent(2)	70	0.95	201	1.11
Total Commercial paper	$16,155	0.23%	$17,878	0.26%
Other borrowings (3)	$42,180	0.53%	$41,066	0.87%
Total	$58,335		$58,944

(1)	Significant Citibank Entities consist of Citibank, N.A. units domiciled in the U.S., Western Europe, Hong Kong and Singapore.

(2)	Parent includes the parent holding company (Citigroup Inc.) and Citi’s broker-dealer subsidiaries that are consolidated into Citigroup.

(3)
Includes borrowings from the Federal Home Loan Banks and other market participants. At both December 31, 2014 and December 31, 2013, collateralized short-term advances from the Federal Home Loan Banks were $11.2 billion.

Schedule of Long-Term Debt
Long-Term Debt

			Balances at December 31,
In millions of dollars	Weighted average coupon	Maturities	2014	2013
Citigroup Inc.(1)
Senior debt	3.85%	2015-2098	$122,323	$124,857
Subordinated debt(2)	4.48	2015-2044	25,464	28,039
Trust preferred securities	6.90	2036-2067	1,725	3,908
Bank(3)
Senior debt	1.74	2015-2038	65,146	56,039
Subordinated debt(2)	—	—	—	418
Broker-dealer(4)
Senior debt	4.06	2015-2039	8,399	7,831
Subordinated debt(2)	2.07	2016-2037	23	24
Total(5)	3.34%		$223,080	$221,116
Senior debt			$195,868	$188,727
Subordinated debt(2)			25,487	28,481
Trust preferred securities			1,725	3,908
Total			$223,080	$221,116

(1)	Parent holding company, Citigroup Inc.

(2)	Includes notes that are subordinated within certain countries, regions or subsidiaries.

(3)
Represents the Significant Citibank Entities as well as other Citibank and Banamex entities. At December 31, 2014 and December 31, 2013, collateralized long-term advances from the Federal Home Loan Banks were $19.8 billion and $14.0 billion, respectively.

(4)	Represents broker-dealer subsidiaries that are consolidated into Citigroup Inc., the parent holding company.

(5)	Includes senior notes with carrying values of $87 million issued to outstanding Safety First Trusts at December 31, 2013. As of December 31, 2014, no amounts were outstanding to these trusts.

Aggregate annual maturities of long-term debt obligations
Aggregate annual maturities of long-term debt obligations (based on final maturity dates) including trust preferred securities are as follows:

In millions of dollars	2015	2016	2017	2018	2019	Thereafter	Total
Bank	$14,459	$21,248	$14,190	$9,128	$2,146	$3,975	$65,146
Broker-dealer	760	708	210	141	1,725	4,878	8,422
Citigroup Inc.	15,851	20,172	25,849	12,748	18,246	56,646	149,512
Total	$31,070	$42,128	$40,249	$22,017	$22,117	$65,499	$223,080

Summary of outstanding trust preferred securities
The following table summarizes the Company’s outstanding trust preferred securities at December 31, 2014:

						Junior subordinated debentures owned by trust
Trust	Issuance date	Securities issued	Liquidation value(1)	Coupon rate(2)	Common shares issued to parent	Amount	Maturity	Redeemable by issuer beginning
In millions of dollars, except share amounts
Citigroup Capital III	Dec. 1996	194,053	$194	7.625%	6,003	$200	Dec. 1, 2036	Not redeemable
Citigroup Capital XIII	Sept. 2010	89,840,000	2,246	7.875	1,000	2,246	Oct. 30, 2040	Oct. 30, 2015
Citigroup Capital XVIII	Jun. 2007	99,901	156	6.829	50	156	June 28, 2067	June 28, 2017
Total obligated			$2,596			$2,602

Note: Distributions on the trust preferred securities and interest on the subordinated debentures are payable semiannually for Citigroup Capital III and Citigroup Capital XVIII and quarterly for Citigroup Capital XIII.

(1)	Represents the notional value received by investors from the trusts at the time of issuance.

(2)	In each case, the coupon rate on the subordinated debentures is the same as that on the trust preferred securities.